Debt (Tables) - FaZe Clan Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt (Tables) [Line Items]
Schedule of debt
	(in thousands)
	September 30, 2021	December 31, 2020
2021 Cox Convertible Promissory Note	$10,000	$—
2021 Convertible Promissory Notes	675	—
2020 Secured Convertible Promissory Note	55,000	30,000
2020 Convertible Promissory Notes	2,525	2,525
2020 PPP Loan	1,123	1,123
Related Party Loans	—	496
Other Loans	37	—
Total Principal Amount Outstanding	69,360	34,144
Less: Short-Term Debt	(3,148)	(2,910)
Less: Unamortized Debt Issuance Costs	(404)	(251)
Long-Term Debt, Net	$65,808	$30,983

	(in thousands)
	December 31, 2020	December 31, 2019
2020 Secured Convertible Promissory Note	$30,000	$—
2020 Convertible Promissory Notes	2,525	—
2020 PPP Loan	1,123	—
2019 Term Loan	—	23,289
Related Party Loans	496	1,022
Other Loans	—	119
Total Principal Amount Outstanding	34,144	24,430
Less: Short-Term Debt	(2,910)	—
Less: Unamortized Debt Issuance Costs	(251)	(1,393)
Net Long Term Debt	$30,983	$23,037

Schedule of long-term debt maturities
Year ending December 31,	(in thousands)
2021	$2,910
2022	1,123
2023	30,000
2024	—
2025	—
Thereafter	111
$34,144